CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares	Additional paid-in capital	Retained earnings (accumulated deficit)	Total
Balance at the beginning at Jun. 30, 2022	$ 918,573	$ 69,719,807	$ (35,983,424)	$ 34,654,956
Balance at the beginning (in shares) at Jun. 30, 2022	3,061,910
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares for equipment purchase	$ 86,856	3,023,144		3,110,000
Issuance of ordinary shares for equipment purchase (in shares)	289,520
Net loss	$ 0	0	(4,004,805)	(4,004,805)
Balance at the end at Dec. 31, 2022	$ 1,005,429	72,742,951	(39,988,229)	33,760,151
Balance at the end (in shares) at Dec. 31, 2022	3,351,430
Balance at the beginning at Jun. 30, 2023	$ 1,014,328	73,446,519	(64,199,776)	10,261,071
Balance at the beginning (in shares) at Jun. 30, 2023	3,381,092
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sales of ordinary shares	$ 613,450	2,290,212		2,903,662
Sales of ordinary shares (in shares)	2,044,833
Issuance of ordinary shares for compensation	$ 7,901	34,108		42,009
Issuance of ordinary shares for compensation (in shares)	26,338
Conversion convertible debenture into ordinary shares	$ 40,680	203,398		244,078
Conversion convertible debenture into ordinary shares (in shares)	135,601
Warrants issued with convertible debenture	$ 0	2,560,858		2,560,858
Net loss	0	0	(7,058,158)	(7,058,158)
Balance at the end at Dec. 31, 2023	$ 1,676,359	$ 78,535,095	$ (71,257,934)	$ 8,953,520
Balance at the end (in shares) at Dec. 31, 2023	5,587,864